Note 24 - Current allowances and provisions (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of Current allowances and provisions [Abstract]
Disclosure of detailed information about current allowances and provisions deducted from assets [text block]

(i) Deducted from assets

Year ended December 31, 2020	Allowance for doubtful accounts - Trade receivables	Allowance for other doubtful accounts - Other receivables	Allowance for inventory obsolescence
(all amounts in thousands of U.S. dollars)
Values at the beginning of the year	(48,782)	(4,892)	(217,717)
Translation differences	(37)	801	1,560
Increase due to business combinations	(1,930)	-	(76,776)
(Additional) allowances	(4,644)	(1,263)	(35,809)
Used	1,717	1,437	65,107
At December 31, 2020	(53,676)	(3,917)	(263,635)

Year ended December 31, 2019	Allowance for doubtful accounts - Trade receivables	Allowance for other doubtful accounts - Other receivables	Allowance for inventory obsolescence
(all amounts in thousands of U.S. dollars)
Values at the beginning of the year	(66,535)	(6,784)	(209,796)
Translation differences	9	88	794
Increase due to business combinations	(1,788)	-	(10,761)
(Additional) / reversals allowances	16,256	1,239	(29,138)
Used	3,276	565	31,184
At December 31, 2019	(48,782)	(4,892)	(217,717)

Disclosure of detailed information about current allowances and provisions from liabilities [text block]

(ii)                Liabilities

Year ended December 31, 2020	Sales risks	Other claims and contingencies (*)	Total
(all amounts in thousands of U.S. dollars)
Values at the beginning of the year	5,867	11,150	17,017
Translation differences	(5)	(975)	(980)
Increase due to business combinations	116	398	514
Additional provisions	9,728	1,751	11,479
Reclassifications	-	(557)	(557)
Used	(13,911)	(1,283)	(15,194)
At December 31, 2020	1,795	10,484	12,279

Year ended December 31, 2019	Sales risks	Other claims and contingencies (*)	Total
(all amounts in thousands of U.S. dollars)
Values at the beginning of the year	6,814	17,469	24,283
Translation differences	(28)	(570)	(598)
Increase due to business combinations	505	8,000	8,505
Additional / (reversals) provisions	11,880	(3,219)	8,661
Reclassifications	-	(5,641)	(5,641)
Used	(13,304)	(4,889)	(18,193)
At December 31, 2019	5,867	11,150	17,017